Exhibit 99.2

Ford Credit Auto Lease Trust 2021-A
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of December 31,2022,

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of December 31, 2022, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of December 31, 2022, leases with a total base residual value of $58,636,605.73 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in January 2023. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of December 31,2022,
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2022-	December	$542,270,192.91
2023-	January	$457,888,830.67	$9,047,178.07	16.65%	$77,796,452.08	15.44%
	February	$424,259,708.51	$8,438,225.85	15.53%	$27,522,096.78	5.46%
	March	$395,251,378.00	$7,926,499.84	14.59%	$23,241,765.26	4.61%
	April	$362,165,677.29	$7,329,889.90	13.49%	$27,767,752.15	5.51%
	May	$308,381,980.14	$6,305,536.45	11.60%	$49,321,649.80	9.79%
	June	$244,612,976.84	$5,055,353.45	9.30%	$60,283,196.77	11.96%
	July	$187,817,304.54	$3,927,076.29	7.23%	$54,113,333.93	10.74%
	August	$123,954,354.31	$2,634,457.05	4.85%	$62,184,141.19	12.34%
	September	$58,204,284.86	$1,295,912.33	2.38%	$65,084,885.68	12.92%
	October	$14,256,792.16	$363,527.38	0.67%	$43,880,144.41	8.71%
	November	$11,253,178.22	$293,054.17	0.54%	$2,783,133.65	0.55%
	December	$8,986,694.80	$235,258.53	0.43%	$2,088,528.00	0.41%
2024-	January	$7,590,973.18	$197,210.22	0.36%	$1,244,288.25	0.25%
	February	$7,404,872.00	$196,189.31	0.36%	$28,561.20	0.01%
	March	$7,246,384.74	$196,189.31	0.36%	$0.00	0.00%
	April	$7,087,090.80	$196,189.31	0.36%	$0.00	0.00%
	May	$6,903,762.66	$195,491.61	0.36%	$23,921.00	0.00%
	June	$6,535,721.07	$189,205.89	0.35%	$213,947.10	0.04%
	July	$5,349,538.25	$157,315.03	0.29%	$1,062,091.00	0.21%
	August	$3,686,793.34	$109,706.40	0.20%	$1,580,232.00	0.31%
	September	$1,796,315.42	$53,915.06	0.10%	$1,855,304.00	0.37%
	October	$17,629.38	$531.35	0.00%	$1,787,286.00	0.35%
	November	$0.00	$0.00	0.00%	$17,719.00	0.00%

Total			$54,343,912.80	100.00%	$503,880,429.25	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$558,224,342.05

Ford Credit Auto Lease Trust 2021-A
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
OCTOBER 2022	Car	19	5.86%	$9,531	18.99%	50.25%
	CUV	167	12.61%	$8,328	19.75%	42.87%
	SUV	28	19.18%	$13,517	16.23%	34.51%
	Truck	35	8.01%	$8,667	15.65%	29.77%

	Total/Average	249	11.16%	$9,051	18.37%	39.40%

NOVEMBER 2022	Car	19	6.21%	$9,030	22.02%	56.84%
	CUV	151	11.67%	$6,517	14.92%	33.32%
	SUV	26	18.06%	$10,593	13.04%	27.74%
	Truck	44	9.89%	$7,164	13.34%	24.69%

	Total/Average	240	10.96%	$7,276	14.74%	31.61%

DECEMBER 2022	Car	25	7.76%	$6,312	14.51%	38.40%
	CUV	193	15.07%	$6,517	15.00%	33.57%
	SUV	44	30.34%	$8,315	9.86%	21.06%
	TRUCK	58	12.89%	$8,171	15.12%	29.18%

	Total/Average	320	14.56%	$7,048	13.82%	30.00%